Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	5,100,000
Proposed Maximum Offering Price per Unit	152.81
Maximum Aggregate Offering Price	$ 779,331,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 107,625.61
Offering Note
(1)    Amount to be registered consists of 5,100,000 shares of Registrant’s Common Stock, $1.00 par value per share, to be issued pursuant to the grant or exercise of awards to participants under the Globe Life Inc. 2026 Incentive Compensation Plan (the “2026 Plan”). Pursuant to Rule 416(c) under the Securities Act of 1933, as amended, this Registration Statement also includes an indeterminable number of additional shares that may become issuable in accordance with the adjustment and anti-dilution provisions of the 2026 Plan.

(2)    Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on April 29, 2026.